Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2018
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Supplemental Cash Flow Information
12.	Supplemental Cash Flow Information

(CAD$ in millions)	December 31, 2018	December 31, 2017
Cash and cash equivalents
Cash	$438	$230
Investments with maturities from the date of acquisition of three months or less	1,296	722

	$1,734	$952

	2018	2017
(CAD$ in millions)		(restated)
Net change in non-cash working capital items
Trade and settlements receivables	$282	$(44)
Prepaids and other current assets	(26)	(145)
Inventories	(338)	(27)
Trade accounts payable and other liabilities	53	385

	$(29)	$169